Employee benefits - Pension and Other Post-employment Benefits - Weighted Average Assumptions to Determine Benefit Obligation (Detail)	Oct. 31, 2023	Oct. 31, 2022
Defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.70%	5.40%
Rate of increase in future compensation	3.00%	3.00%
Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.80%	5.50%
Healthcare cost trend rates
- Medical	3.40%	3.50%
- Dental	3.10%	3.10%